Concentrations of Credit Risk and Major Customers (Details Textual)	12 Months Ended
	Dec. 31, 2017		Dec. 31, 2016	Dec. 31, 2015
Customers [Member]
Concentrations of Credit Risk and Major Customers (Textual)
Customer, concentration risk, description	Customers accounting for 10% or more		Customers accounting for 10% or more	Customers accounting for 10% or more
Concentration risk, percentage		[1]	12.00%		[1]
Customer [Member] | Accounts Receivable [Member]
Concentrations of Credit Risk and Major Customers (Textual)
Concentration risk, percentage			24.07%
Customer B [Member]
Concentrations of Credit Risk and Major Customers (Textual)
Concentration risk, percentage	10.89%		12.67%	12.54%
Customer B [Member] | Accounts Receivable [Member]
Concentrations of Credit Risk and Major Customers (Textual)
Concentration risk, percentage	14.77%
Customer C [Member] | Accounts Receivable [Member]
Concentrations of Credit Risk and Major Customers (Textual)
Concentration risk, percentage			10.99%
Customer E [Member] | Accounts Receivable [Member]
Concentrations of Credit Risk and Major Customers (Textual)
Concentration risk, percentage	15.76%
Suppliers [Member]
Concentrations of Credit Risk and Major Customers (Textual)
Supplier, concentration risk, description	Suppliers accounting for 10		Suppliers accounting for 10% or more	Suppliers accounting for 10% or more
Concentration risk, percentage	10.65%		14.12%		[1]
Suppliers [Member] | Account Payable [Member]
Concentrations of Credit Risk and Major Customers (Textual)
Concentration risk, percentage	10.00%		10.00%
Suppliers [Member] | Notes Payable [Member]
Concentrations of Credit Risk and Major Customers (Textual)
Concentration risk, percentage	10.00%		10.00%

[1]	Less than 10%